TURNOVER (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfNetSalesLineItems [Line Items]
Net sales	$ 1,910.0	$ 1,879.9	$ 1,760.8
Airports
DisclosureOfNetSalesLineItems [Line Items]
Net sales	1,809.9	1,780.3	1,662.6
Downtown and hotel shops
DisclosureOfNetSalesLineItems [Line Items]
Net sales	50.2	45.8	43.1
Railway stations and other
DisclosureOfNetSalesLineItems [Line Items]
Net sales	$ 49.9	$ 53.8	$ 55.1